Provisions - Provision for off-balance-sheet risk by stages (Details) - Provisions for off-balance sheet risk - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Other provisions
Other provisions	$ 1,232	$ 1,075	$ 1,075
Stage 1
Other provisions
Other provisions	781		916
Stage 2
Other provisions
Other provisions	185		144
Stage 3
Other provisions
Other provisions	266		$ 15
Available lines of credit cards and non-revolving consumer loans
Other provisions
Other provisions	906	$ 965
Available lines of credit cards and non-revolving consumer loans | Stage 1
Other provisions
Other provisions	695
Available lines of credit cards and non-revolving consumer loans | Stage 2
Other provisions
Other provisions	177
Available lines of credit cards and non-revolving consumer loans | Stage 3
Other provisions
Other provisions	34
Guarantees, documentary credits and loan commitments of commercial loans (SME)
Other provisions
Other provisions	326
Guarantees, documentary credits and loan commitments of commercial loans (SME) | Stage 1
Other provisions
Other provisions	86
Guarantees, documentary credits and loan commitments of commercial loans (SME) | Stage 2
Other provisions
Other provisions	8
Guarantees, documentary credits and loan commitments of commercial loans (SME) | Stage 3
Other provisions
Other provisions	$ 232